Income Taxes (Tables)	12 Months Ended
Apr. 30, 2014
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

The components of income tax expense (benefit) are as follows:

	For the	For the	For the
	Year Ended	Year Ended	Four Months Ended
	April 30, 2014	December 31, 2012	April 30, 2013	April 30, 2012
Current:
Federal	$-	$-	$-	$-
State	-	-	-	-
	-	-	-	-
Deferred:
Federal	-	-	-	-
State	-	-	-	-
	-	-	-	-
Total Income tax expense (benefit)	$-	$-	$-	$-

Schedule of Deferred Income Tax Assets and Liabilities

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	April 30,	April 30,
	2014	2013
Deferred tax assets:
Net operating loss	$6,021,134	$4,256,530
Allowance for doubtful accounts	55,679	23,948
Intangible assets	294,284	238,259
Deferred rent	7,948	11,809
Stock-based compensation	411,374	185,916
Contributions carryforward	93	93
Total deferred tax assets	6,790,512	4,716,555

Deferred tax liabilities:
Property and equipment	(126,297)	(31,714)
Total deferred tax liabilities	(126,297)	(31,714)

Deferred tax assets, net	6,664,215	4,684,841

Valuation allowance:
Beginning of year	(4,684,841)	(4,166,510)
(Increase) during period	(1,979,374)	(518,331)
Ending balance	(6,664,215)	(4,684,841)

Net deferred tax asset	$-	$-

Presentation in the financial statements:

	April 30, 2014	April 30, 2013

Deferred taxes, current portion	$-	$-
Deferred taxes, net of current portion	-	-
Net deferred tax assets	$-	$-

Schedule of Income Tax Reconciliation

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	2014	2013
Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1
Other	(0.1)	(0.1)
Change in valuation allowance	(37.0)	(37.0)
Effective income tax rate	0.0%	0.0%